Certain risks and concentration	12 Months Ended
Dec. 31, 2017
Certain risks and concentration [Abstract]
Certain risks and concentration
3.	Certain risks and concentration

(a)	PRC regulations

Foreign ownership of internet-based businesses is subject to significant restrictions under the current PRC laws and regulations. The PRC government regulates internet access, the distribution of online information and the conduct of online commerce through strict business licensing requirements and other government regulations. These laws and regulations also limit foreign ownership in PRC companies that provide internet information distribution services. Specifically, foreign ownership in an internet information provider or other value-added telecommunication service providers may not exceed 50%. Foreigners or foreign invested enterprises are currently not able to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and accordingly, the Company is considered as a foreign invested enterprise under PRC law.

As mentioned in Note 1(d), in order to comply with the PRC laws restricting foreign ownership in the online business in China, the Group operates the online business in China through contractual arrangements with its principal VIEs, namely Guangzhou Huaduo and Guangzhou Huya. As of December 31, 2017, Beijing Tuda and Guangzhou Huaduo own the majority equity interests of Guangzhou Huaduo and Guangzhou Huya, respectively.

Guangzhou Huaduo and Guangzhou Huya hold the licenses and permits necessary to conduct its internet value-added services and online advertising in the PRC. If the Company had direct ownership of the VIE, it would be able to exercise its rights as a shareholder to effect changes in the board of directors, which in turn could affect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIE and its shareholders’ performance of their contractual obligations to exercise effective control. In addition, the Group’s contractual agreements have terms range from 10 to 30 years, which are subject to Beijing Huanju Shidai and Huya Technology’s unilateral termination right. Under the respective service agreements, Beijing Huanju Shidai and Huya Technology will provide services including technology support, technology services, business support and consulting services to Guangzhou Huaduo and Guangzhou Huya, respectively, in exchange for service fees. The amount of service fees payable is determined by various factors, including (a) a percentage of Guangzhou Huaduo and Guangzhou Huya’s revenues or earnings, and (b) the expenses that Beijing Huanju Shidai and Huya Technology incur for providing such services. Beijing Huanju Shidai and Huya Technology may charge up to 100% of the income in Guangzhou Huaduo and Guangzhou Huya and a multiple of the expenses incurred for providing such services, as determined by Beijing Huanju Shidai and Huya Technology, respectively, from time to time. The service fees payable by Guangzhou Huaduo and Guangzhou Huya to Beijing Huanju Shidai and Huya Technology are determined to be up to 100% of the profits of Guangzhou Huaduo and Guangzhou Huya, with the timing of such payment to be determined at the sole discretion of Beijing Huanju Shidai and Huya Technology. If fees were incurred, it would be significant to the Company and the operating companies’ economic performance because it will be incurred and paid at up to 100% of the earnings of the VIE. Fees incurred would be remitted, subject to further PRC restrictions. None of the VIEs or their shareholders are entitled to terminate the contracts prior to the expiration date, unless under remote circumstances such as a material breach of agreement or bankruptcy as it pertains to the service and business operation agreements and their amendment. For the years ended December 31, 2015, 2016 and 2017, Guangzhou Huanju Shidai and Beijing Huanju Shidai determined that service fees of RMB274,285 , RMB305,792 and RMB279,828 were charged to Guangzhou Huaduo. The service fees are typically determined based on the costs and expenses that the wholly owned foreign enterprises incurs for providing relevant technology support to Guangzhou Huaduo, as well as the consideration of Guangzhou Huaduo’s future business development plan and its increasingly growing and diverse operational needs.

As of December 31, 2017, Beijing Tuda still has no substantial business operation, and Bilin Online and Guangzhou Huya have accumulated losses since inception. Therefore, no service fees were charged by Beijing Huanju Shidai, Bilin Changxiang and Huya Technology to the Group’s VIEs respectively for the periods presented.

Further, the Group believes that the contractual arrangements among Beijing Huanju Shidai, Huya Technology and Bilin Changxiang, the VIEs, and their shareholders are in compliance with PRC law and are legally enforceable. However, the PRC government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. The PRC government may also require the Group to restructure the Group’s operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group’s business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties caused the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Beijing Huanju Shidai, Huya Technology and Bilin Changxiang, and the VIEs.

On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group’s VIE arrangements, and as a result, the Group’s VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprise entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law does not make clear how “control” would be determined for such purpose, and is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing laws and regulations or under the Draft FIE Law if it becomes effective, that the Group’s operation of certain of its businesses through VIEs violates the Draft FIE Law, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses may require the Group to take various actions as discussed in the paragraph above. The Group’s management considers the possibility of such a finding by PRC regulatory authorities under the Draft FIE Law, if it becomes effective, to be remote.

The following consolidated financial information of the Group’s VIEs excluding the intercompany items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2016	2017
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	1,397,738	1,343,731
Short-term deposits	1,235,000	3,400,000
Restricted short-term deposits	-	1,000,000
Short-term investments	-	124,550
Accounts receivable, net	165,971	149,958
Inventory	2,266	315
Amounts due from related parties	135,245	9,309
Prepayments and other current assets	207,245	190,456
Total current assets	3,143,465	6,218,319

Non-current assets
Deferred tax assets	93,744	113,017
Investments	496,870	582,775
Property and equipment, net	261,915	359,912
Intangible assets, net	27,241	15,504
Land use right, net	1,872,394	1,832,739
Goodwill	2,527	-
Amounts due from related parties	-	20,000
Other non-current assets	85,583	133,812
Total non-current assets	2,840,274	3,057,759

Total assets	5,983,739	9,276,078

Liabilities
Current liabilities
Accounts payable	117,917	67,817
Deferred revenue	429,883	757,244
Advances from customers	56,108	80,406
Income taxes payable	112,779	142,204
Accrued liabilities and other current liabilities	988,911	1,404,877
Amounts due to related parties	91,245	30,502
Total current liabilities	1,796,843	2,483,050

Non-current liabilities
Deferred revenue	19,125	52,185
Deferred tax liabilities	4,777	8,404
Total non-current liabilities	23,902	60,589

Total liabilities	1,820,745	2,543,639

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Net revenues	5,821,305	8,164,100	11,577,104
Net income	1,267,111	1,874,435	2,766,279

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Net cash provided by operating activities	2,164,953	2,538,836	3,974,085
Net cash used in investing activities	(2,251,207)	(1,313,002)	(3,571,668)
Net cash provided by financing activities	704,298	8,508	66,875
	618,044	1,234,342	469,292

(b)	Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Group’s financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(c)	Concentration risk

(i)	Concentration of revenue

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2015, 2016 and 2017.

(ii)	Concentration of accounts receivable

The Group collects accounts receivable from payment platforms, external game platforms and advertising customers. There were 2 and 3 payment platforms which had receivable balance exceeding l0% of the total accounts receivable balance of the Group as of December 31, 2016 and 2017, respectively. Details are as follows:

	December 31,
	2016	2017

Payment platforms
B1	19%	26%
B2	17%	18%
B3	*	19%

*	Less than 10%

(d)	Credit risk

As of December 31, 2016 and 2017, substantially all of the Group’s cash and cash equivalents, short-term deposits and short-term investments were placed with the PRC and international financial institutions. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks with high credit quality. The Group had not experienced any losses on its deposits of cash and cash equivalents and term deposits during the years ended December 31, 2015, 2016 and 2017 and believes that its credit risk to be minimal.